Employee Benefits - Schedule of Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of plan assets [line items]
Total plan assets	¥ 347,123	¥ 391,743
With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Cash and cash equivalent	11,070	10,951
Others	1,640	1,541
Total plan assets	114,332	111,236
No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	68,741	70,070
Cash and cash equivalent	0	0
Others	27,386	24,736
Total plan assets	232,791	280,507
Japan
Disclosure of fair value of plan assets [line items]
Total plan assets	221,422	226,229
Japan | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	10,531	11,796
Bonds	387	399
Japan | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	2,315	2,803
Bonds	19,513	17,276
Foreign
Disclosure of fair value of plan assets [line items]
Total plan assets	125,701	165,514
Foreign | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	57,690	53,396
Bonds	33,014	33,153
Foreign | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	81,589	86,372
Bonds	¥ 33,246	¥ 79,251